Notes Payable - Narrative (Details)			3 Months Ended			12 Months Ended
	Jul. 09, 2021 USD ($) shares	Apr. 09, 2020 USD ($)	Mar. 31, 2022 USD ($)	Oct. 09, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2022 $ / shares	Mar. 31, 2022	Mar. 31, 2022 shares	Jan. 01, 2022 installment	Dec. 31, 2021 $ / shares	Dec. 31, 2021	Dec. 31, 2021 installment	Dec. 31, 2021 shares
Debt Instrument [Line Items]
Proceeds from issuance of debt						$ 20,000,000.0	$ 900,000
Warrant liability, fair value disclosure						1,200,000
First scenario outside date weighted													95.00%
Second scenario outside date weighted													5.00%
Payment of debt issuance costs						200,000	0
Debt discount amortization			$ 200,000		$ 0	200,000	0
Term Loans unamortized loan issuance fees and costs			$ 1,000,000.0			$ 1,200,000	$ 0
Stock price
Debt Instrument [Line Items]
Warrant liability, measurement input (in dollars per share)									4.81			6.04	6.04
Warrants For Consideration Of Term Loan
Debt Instrument [Line Items]
Warrants, issued or issuable (in shares) | shares	732,280
Number of securities called by each warrant or right (in shares) | shares	1
Public Warrants
Debt Instrument [Line Items]
Number of securities called by each warrant or right (in shares) | shares										1					1
Public Warrants | Stock price
Debt Instrument [Line Items]
Warrant liability, measurement input (in dollars per share)								0.91	0.91			1.16
Silicon Valley Bank ("SVB") | Warrants For Consideration Of Term Loan
Debt Instrument [Line Items]
Warrants, issued or issuable (in shares) | shares	366,140
SVB Innovation Credit Fund VIII, L.P. ("SVB Innovation") | Warrants For Consideration Of Term Loan
Debt Instrument [Line Items]
Warrants, issued or issuable (in shares) | shares	366,140
Notes Payable | PPP Loan
Debt Instrument [Line Items]
Proceeds from issuance of debt		$ 900,000
Interest rate		0.98%
Secured Debt | SVB Term Loans
Debt Instrument [Line Items]
Debt instrument, face amount	$ 20,000,000
Final payment fee				$ 0
Number of monthly installments | installment											24			24
Effective rate													8.50%
Increase in annual interest rate upon event of default			2.00%			2.00%
Accrued interest						$ 100,000
Interest expense, debt			$ 400,000			900,000
Payment of debt issuance costs						$ 200,000
Issuance cost amortization period						30 months
Debt discount amortization			200,000			$ 200,000
Term Loans unamortized loan issuance fees and costs			$ 1,000,000.0			$ 1,200,000